Related Party Transactions - Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of transactions between related parties [Line Items]
Accounts receivable	¥ 52,325	¥ 64,184
Prepayments and other receivables	109,262	103,127
Other current assets	18,298	11,152
Other non-current assets	38,853	38,272
Accounts payable and accrued liabilities	316,140	328,314
Lease liabilities	129,223	171,536	¥ 163,196
Other non-current liabilities	10,865	12,815
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,651	12,784
Prepayments and other receivables	24,117	11,441
Other current assets	10,946	11,951
Other non-current assets	15,251	16,242
Accounts payable and accrued liabilities	67,262	61,205
Contract liabilities	2,692	792
Lease liabilities	99,725	139,250
Other non-current liabilities	¥ 0	¥ 827